Convertible Debentures (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Sep. 09, 2021	Feb. 18, 2021	Feb. 28, 2021
Convertible Debentures
Amount of convertible debentures issued			$ 26.0
Interest rate percentage			7.00%
Conversion price per share (in Dollars per share)			$ 8.64
Principal amount		$ 0.5
Common share (in Shares)		57,894
Reserved common shares (in Shares)	3,068,673
Consisting principal amount	$ 25.5
Accrued interest	$ 1.0